NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation expenses
Incremental compensation expenses	$ 3,606	$ 2,060	$ 405
Fulfillment
Share-based compensation expenses
Incremental compensation expenses	15	238	47
Selling and marketing
Share-based compensation expenses
Incremental compensation expenses	82	408	99
General and administrative
Share-based compensation expenses
Incremental compensation expenses	$ 3,509	$ 1,414	$ 259